Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (in Years)	December 31,
		2021	2020
Testing and chamber equipment	7	$14,267	$15,853
Tenant improvements	2-15	42,608	41,888
Plant and manufacturing equipment	7-12	156,560	175,498
Computer hardware and software	5	21,079	20,269
Furniture and fixtures	7	3,809	3,730
Construction in progress		165,165	151,618

Property and equipment, gross		403,488	408,856
Less: Accumulated depreciation		(135,087)	(126,296)

Property and equipment, net		$268,401	$282,560